Lisa P. Goldstein To Call Writer Directly: +1 617 385 7602 lisa.nosal@kirkland.com	200 Clarendon Street Boston, MA 02116 United States +1 617 385 7500 www.kirkland.com	Facsimile: +1 617 385 7501

April 3, 2023

Via EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Polen Credit Opportunities Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of Polen Credit Opportunities Fund (the “Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-2 (the “Registration Statement”). The Fund has separately filed a Notification of Registration under the 1940 Act on Form N-8A on the date hereof.

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact the undersigned by telephone at (617) 385-7602 or by email at lisa.nosal@kirkland.com, or Joshua L. McCarthy by telephone at (781) 283-8511 or by email at jlmccarthy@polencapital.com if you have any questions.

Sincerely,

/s/ Lisa P. Goldstein
Lisa P. Goldstein

cc: Joshua L. McCarthy

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